Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of reconciliation of changes in intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2015	31,899	2,812	2,026	36,737
Additions through business combinations (Note 25)	3,162	–	–	3,162
Additions – separately acquired	1,341	60	77	1,478
Disposals	(198)	(4)	(14)	(216)
Exchange and other adjustments	(886)	(73)	(70)	(1,029)
At 31 December 2015	35,318	2,795	2,019	40,132
Additions through business combinations (Note 25)	7,307	–	–	7,307
Additions – separately acquired	789	32	77	898
Disposals	(339)	(15)	(141)	(495)
Exchange and other adjustments	(1,472)	(232)	(127)	(1,831)
At 31 December 2016	41,603	2,580	1,828	46,011
Additions – separately acquired	397	7	37	441
Disposals	(249)	(67)	(62)	(378)
Exchange and other adjustments	1,162	116	108	1,386
At 31 December 2017	42,913	2,636	1,911	47,460
Amortisation and impairment losses
At 1 January 2015	12,545	1,653	1,558	15,756
Amortisation for year	1,718	174	107	1,999
Impairment	143	–	5	148
Disposals	(31)	(2)	(14)	(47)
Exchange and other adjustments	(271)	(52)	(47)	(370)
At 31 December 2015	14,104	1,773	1,609	17,486
Amortisation for year	1,454	162	85	1,701
Impairment	43	1	1	45
Disposals	(25)	(15)	(124)	(164)
Exchange and other adjustments	(481)	(85)	(77)	(643)
At 31 December 2016	15,095	1,836	1,494	18,425
Amortisation for year	1,627	118	84	1,829
Impairment	488	–	3	491
Disposals	(19)	–	(52)	(71)
Exchange and other adjustments	467	50	81	598
At 31 December 2017	17,658	2,004	1,610	21,272
Net book value
At 31 December 2015	21,214	1,022	410	22,646
At 31 December 2016	26,508	744	334	27,586
At 31 December 2017	25,255	632	301	26,188

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2015
Cost of sales	369	–	–	369
Research and development expense	–	57	–	57
Selling, general and administrative costs	1,321	31	107	1,459
Other operating income and expense	28	86	–	114
Total	1,718	174	107	1,999
Year ended 31 December 2016
Cost of sales	124	–	–	124
Research and development expense	–	48	–	48
Selling, general and administrative costs	1,327	31	85	1,443
Other operating income and expense	3	83	–	86
Total	1,454	162	85	1,701
Year ended 31 December 2017
Cost of sales	149	–	–	149
Research and development expense	–	43	–	43
Selling, general and administrative costs	1,478	30	84	1,592
Other operating income and expense	–	45	–	45
Total	1,627	118	84	1,829

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2015
Research and development expense	79	–	–	79
Selling, general and administrative costs	–	–	5	5
Other operating income and expense	64	–	–	64
Total	143	–	5	148
Year ended 31 December 2016
Research and development expense	32	1	–	33
Selling, general and administrative costs	11	–	1	12
Total	43	1	1	45
Year ended 31 December 2017
Research and development expense	101	–	–	101
Selling, general and administrative costs	387	–	3	390
Total	488	–	3	491

Summary of significant intangible assets

	Carrying value	Remaining amortisation
	$m	period
Intangible assets arising from the acquisition of Acerta Pharma	7,227	15 years
Intangible assets arising from the acquisition of ZS Pharma[1]	3,162	Not amortised
RSV franchise assets arising from the acquisition of MedImmune	2,223	8 years
Intangible assets arising from the restructuring of a historical joint venture with MSD	1,473	1-13 years
Farxiga/Forxiga intangible assets acquired from BMS	1,428	10 years
Respiratory intangible assets acquired from Almirall and Actavis	1,304	2-21 years
Intangible assets arising from the acquisition of Ardea[1]	1,172	Not amortised
Bydureon intangible assets acquired from BMS	1,074	13 years
Onglyza intangible assets acquired from BMS	978	6 years
Other diabetes intangible assets acquired from BMS	997	5-16 years
Intangible assets arising from the acquisition of Pearl Therapeutics	932	11 years
Intangible assets arising from the acquisition of Omthera[1]	533	Not amortised
Intangible assets arising from the acquisition of Amplimmune[1]	470	Not amortised
Respiratory intangible assets acquired from Takeda	454	2-7 years
Roxadustat intangible assets acquired from FibroGen[1]	347	Not amortised
FluMist intangible assets arising from the acquisition of MedImmune	267	14 years